Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film, Disclosures [Abstract]
Within 1 year	¥ 1,446,955	$ 209,789
Between 1 and 2 years	588,109	85,268
Between 2 and 3 years	¥ 423,182	$ 61,356